Operational Leases	12 Months Ended
Dec. 31, 2017
Operational Leases
Operational Leases

21. Operational Leases

Since 2012, the Company is domiciled in Leiden, the Netherlands where it currently has entered into rental agreements for laboratory space and offices.

The lease expenditure charged to the income statement in 2017 amounts to € 2,103,000  (2016: € 1,849,000,  2015: € 703,000). The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(€ in thousands)
Less than 1 year	1,607	1,775	1,938
Between 1 and 5 years	3,312	5,508	7,212
More than 5 years	—	—	—
Total	4,919	7,283	9,150

The Company leased out a part of its offices in the U.S. and the Netherlands. In 2017, total sublease income amounted to € 625,000  (2016: € 196,000,  2015:  €47,000), which is recorded in other income. At 31 December, the future minimum lease payments under non-cancellable leases are receivable as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(€ in thousands)
Less than 1 year	174	463	185
Between 1 and 5 years	—	—	—
More than 5 years	—	—	—
Total	174	463	185